Commitments and Contingencies (Details) - USD ($)								1 Months Ended		12 Months Ended
	Nov. 27, 2023	Nov. 21, 2023	Oct. 18, 2023	Mar. 01, 2023	Jan. 16, 2023	Apr. 14, 2021	Mar. 18, 2021	Jul. 25, 2023	May 23, 2023	Dec. 31, 2023	Nov. 16, 2023	Sep. 30, 2023	Jul. 14, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 16, 2023	Feb. 24, 2023	Dec. 31, 2022	Jan. 13, 2021
Commitments and Contingencies [Line Items]
Lock-up period										30 days
Deferred underwriting commissions										$ 11,172,572
Deferred underwriting discount					$ 11,172,572
Investor fund			$ 15					$ 1,090,000
Business combination payment in cash, description										1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement										$ 5,000
Sponsor capital										$ 160,000
Investor’s capital								750,000
Initial draw amount								750,000
Shares issued (in Shares)			74,695							1,341,140
Price per share (in Dollars per share)										$ 9.2
Price per share (in Dollars per share)			$ 12.5
Paid to sponsor	$ 250,000	$ 249,975
Working capital requirements										$ 2,359,975
Redemption price (in Dollars per share)										$ 10.92								$ 10.15
Subscription Agreement										the parties to the Second Subscription Agreement entered into Amendment No. 1 to the Second Subscription Agreement, in which the parties (a) limited the total amount of the Investor’s Capital Commitment that may be called subject to the Second Subscription Agreement to $750,000 and (b) amended the consideration of a Capital Call made pursuant to the Second Subscription Agreement to the following: (a) 448,169 shares of Class A Common Stock of the SPAC (the “Initial Shares”) free and clear of any liens or other encumbrances, other than pursuant to the Letter Agreement and the Investor shall not be subject to forfeiture, surrender, claw-back, transfers, disposals, exchanges, or earn-outs for any reason on the Initial Shares; (b) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$12.50 Shares”); and (c) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $15.00 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$15 Shares” and together with the Initial Shares and the $12.50 Shares, the “Subscription Shares”).
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Deposits in trust account																	$ 480,000
Deposit from trust account										$ 160,000
Investor fund								1,090,000								$ 1,500,000
Business combination payment in cash, description										1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement										$ 5,000
A&R Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Business combination payment in cash, description										1 Class A ordinary share for each $10 of the Capital Calls
Second Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)			$ 12.5
Paid to sponsor								750,000
Working capital requirements								$ 1,090,000
Forward Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Purchased additional units (in Shares)				2,500,000
Price per share (in Dollars per share)				$ 10
Beneficially own greater than				9.90%
Redemption price (in Dollars per share)				$ 0.6
Amount to redemption price (in Dollars per share)				0.6
Repay per share (in Dollars per share)				$ 10
SPAC [Member] | A&R Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)			71,956
Warrant [Member]
Commitments and Contingencies [Line Items]
Price per warrant (in Dollars per share)								$ 1.5
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchased additional units (in Shares)						1,921,634	4,500,000
Price per share (in Dollars per share)						$ 10
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting option							45 days
Purchased additional units (in Shares)						1,921,634	4,500,000
Paid to underwriter							$ 384,327
IPO [Member]
Commitments and Contingencies [Line Items]
Purchased additional units (in Shares)						1,921,634	30,000,000
Paid to underwriter							$ 6,000,000
Price per share (in Dollars per share)						$ 10	$ 10
Working capital										$ 7,590,471
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary share, par value (in Dollars per share)										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Investor fund			$ 15
Sponsor transfer, description										0.75 of a Class A ordinary share for each dollar
Shares issued (in Shares)			74,695
Price per share (in Dollars per share)										$ 9.2
Price per share (in Dollars per share)			$ 12.5
Redemption price (in Dollars per share)												$ 10.15		$ 10.15	$ 10.15
Class A Ordinary Shares [Member] | Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Trust account per share (in Dollars per share)																	$ 0.12
Ordinary share, par value (in Dollars per share)																	$ 0.0001
Public share redemption (in Dollars per share)										$ 0.04
Investor fund													$ 1,500,000
Class A Ordinary Shares [Member] | Second Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)			448,169
Price per share (in Dollars per share)			$ 15
Price per share (in Dollars per share)			$ 12.5
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Purchased additional units (in Shares)										31,921,634
Price per share (in Dollars per share)										$ 0.0001
Founder Shares [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)										281,236
Founder Shares [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchased additional units (in Shares)						1,921,634
SPAC [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)			431,735
Initial Shares [Member] | A&R Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)			71,956
Price per share (in Dollars per share)			$ 15
Exceeds price (in Dollars per share)			15
Initial Shares [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)			12.5
Initial Shares [Member] | Class A Ordinary Shares [Member] | A&R Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)			12.5
Subscription Shares [Member] | Second Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)			$ 12.5
Sponsor [Member]
Commitments and Contingencies [Line Items]
Sponsor transfer, description										0.75 shares of Class A ordinary share for each dollar
Subscription agreement								$ 5,000
Price per share (in Dollars per share)																			$ 0.003
Sponsor [Member] | Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Working capital											$ 800,000
Working capital requirements									$ 270,000